Organization (Detail) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) Country Hotel Room $ / shares shares	Dec. 31, 2016 USD ($) Country Hotel Room $ / shares shares		Mar. 15, 2017 shares	Jan. 03, 2017	Dec. 31, 2015 $ / shares shares
Organization and Basis of Presentation [Line Items]
Number of hotel and resort properties | Hotel	4,982	4,922
Number of hotel and resort rooms | Room	812,341	804,097
Number of countries and territories | Country	103	104
Spin-offs into new companies					2
Common stock, authorized shares	10,000,000,000 [1]	10,000,000,000	[1],[2]			10,000,000,000	[2]
Reverse stock split	1-for-3	1-for-3
Common stock, par value (per share) | $ / shares	$ 0.01	$ 0.01				$ 0.01
Preferred stock, authorized shares	3,000,000,000	3,000,000,000				3,000,000,000
Reclassification from common stock to additional paid in capital | $	$ 7	$ 7
Pre reverse stock split [member]
Organization and Basis of Presentation [Line Items]
Common stock, authorized shares	30,000,000,000	30,000,000,000
Post reverse stock split [member]
Organization and Basis of Presentation [Line Items]
Common stock, authorized shares	10,000,000,000	10,000,000,000
The Blackstone Group And Affiliates [member]
Organization and Basis of Presentation [Line Items]
Common stock ownership percentage	15.20%	40.30%
HNA Tourism Group Co., Ltd. [member]
Organization and Basis of Presentation [Line Items]
Common stock ownership percentage	25.00%
HNA Tourism Group Co.,Ltd. purchase of Hilton common stock from Blackstone Group and Affiliates [Member]
Organization and Basis of Presentation [Line Items]
Common stock ownership percentage				25.00%
Hilton common stock acquired				82,500,000

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[2]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.